Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, Before-Tax Amount:
Derivatives	$ (64.2)	[1]	$ 40.4	$ 41.8	$ 171.2	$ 1.7
Net unrealized gains/losses on Other	12.9		(3.7)	(7.3)	5.6	(23.2)
Change in OTTI, before tax	31.3		23.9	52.2	165.4	(44.7)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(41.0)		(182.9)
DAC/VOBA	1,444.2	[2]	(349.1)	(581.3)	(951.3)	(1,041.0)
Sales inducements	77.4		(44.2)	(67.1)	15.1	(75.7)
Net realized gains/losses on available-for-sale securities	(2,413.9)		557.6
Change in unrealized gains/losses on securities, before tax				1,659.1	1,655.4	3,377.3
Derivatives, Before-Tax Amount:
Net unrealized capital gains/losses arising during the period, Before-Tax Amount	(64.2)	[1]	40.4	41.8	171.2	1.7
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(0.8)		0
Net unrealized gains/losses on derivatives	(65.0)		40.4
Pension and other post-employment benefit liability	(6.9)		(7.5)	(21.4)	78.9	(3.9)
Pension and other post-employment benefit liability, Before-Tax Amount:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(6.9)	[3]	(7.5)
Net pension and other post-employment benefit liability	(6.9)		(7.5)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,485.8)		590.5	1,689.9	1,899.7	3,328.7
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities				(563.4)	(192.5)	(1,029.5)
Net unrealized gains/losses on Other	(4.5)		1.3
Change in OTTI, Income Tax	(10.9)		(8.4)	(18.3)	(57.9)	15.6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	14.2		64.0
Change in pension and other postretirement benefits liability	2.4		2.6	7.5	(27.6)	1.4
DAC/VOBA	(501.3)		122.2
Sales inducements	(26.9)		15.5
Net realized gains/losses on available-for-sale securities	837.9		(152.5)
Derivatives, Income Tax:
Net unrealized capital gains/losses arising during the period, Income Tax	22.3		(14.1)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	0.3		0
Net unrealized gains/losses on derivatives	22.6		(14.1)
Pension and other post-employment benefit liability, Income Tax:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	2.4		2.6
Net pension and other post-employment benefit liability	2.4		2.6	7.5	(27.6)	1.4
Other comprehensive income (loss)	862.9		(164.0)	(574.2)	(278.0)	(1,012.5)
Available-for-sale securities, After-Tax Amount:
Change in unrealized gains/losses on securities, after tax				1,095.7	1,462.9	2,347.8
Net unrealized gains/losses on Other	8.4		(2.4)
Change in OTTI, after tax	20.4		15.5	33.9	107.5	(29.1)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(26.8)		(118.9)
Pension and other post-employment benefit liability, after tax	(4.5)		(4.9)	(13.9)	51.3	(2.5)
DAC/VOBA	942.9		(226.9)
Sales inducements	50.5		(28.7)
Net realized gains/losses on available-for-sale securities	(1,576.0)		405.1
Derivatives, After-Tax Amount:
Net unrealized capital gains/losses arising during the period, After-Tax Amount	(41.9)		26.3
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(0.5)		0
Net unrealized gains/losses on derivatives	(42.4)		26.3
Pension and other post-employment benefit liability, After-Tax Amount:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(4.5)		(4.9)
Change in pension and other postretirement benefits liability	(4.5)		(4.9)	(13.9)	51.3	(2.5)
Net change in AOCI, after tax	(1,622.9)		426.5	1,115.7	1,621.7	2,316.2
Fixed maturities
Available-for-sale securities, Before-Tax Amount:
Net unrealized gains/losses on securities	(3,936.7)		1,106.5	2,264.0	2,457.2	4,471.5
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities	1,366.6		(344.6)
Available-for-sale securities, After-Tax Amount:
Net unrealized gains/losses on securities	(2,570.1)		761.9
Equity securities
Available-for-sale securities, Before-Tax Amount:
Net unrealized gains/losses on securities	(2.0)		7.1	9.0	(42.4)	44.0
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities	0.7		(2.5)
Available-for-sale securities, After-Tax Amount:
Net unrealized gains/losses on securities	$ (1.3)		$ 4.6

[1]	See the Derivative Financial Instruments Note to these Condensed Consolidated Financial Statements for additional information.
[2]	See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Condensed Consolidated Financial Statements for additional information.
[3]	See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.